Fees Summary	Jan. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000
Previously Paid Amount	0
Total Fee Amount	207,150
Total Offset Amount	$ 0
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $1,500,000,000. The prospectus is a final prospectus for the related offering.
Net Fee	$ 207,150
Narrative - Max Aggregate Offering Price	$ 1,500,000,000
Final Prospectus	true